Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

PYXIS TANKERS INC. (“Pyxis”) is a corporation incorporated in the Republic of the Marshall Islands on March 23, 2015. As of December 31, 2020, Pyxis owns 100% ownership interest in the following five vessel-owning companies:

●	SECONDONE CORPORATION LTD, established under the laws of the Republic of Malta (“Secondone”);
●	THIRDONE CORPORATION LTD, established under the laws of the Republic of Malta (“Thirdone”);
●	FOURTHONE CORPORATION LTD, established under the laws of the Republic of Malta (“Fourthone”);
●	SEVENTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Seventhone”); and
●	EIGHTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Eighthone,” and collectively with Secondone, Thirdone, Fourthone, and Seventhone, the “Vessel-owning companies”).

We also currently own 100% ownership interest in the following non-vessel owning companies:

●	SIXTHONE CORP., established under the laws of the Republic of the Marshall Islands (“Sixthone”);
●	MARITIME TECHNOLOGIES CORP., established under the laws of Delaware;

All the subsidiaries of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels, as listed below:

Vessel-owning company	Incorporation date	Vessel	DWT	Year built	Acquisition date
Secondone	05/23/2007	Northsea Alpha	8,615	2010	05/28/2010
Thirdone	05/23/2007	Northsea Beta	8,647	2010	05/25/2010
Fourthone	05/30/2007	Pyxis Malou	50,667	2009	02/16/2009
Sixthone	01/15/2010	Pyxis Delta*	46,616	2006	03/04/2010
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Eighthone	02/08/2013	Pyxis Epsilon	50,295	2015	01/14/2015

* Pyxis Delta, which was owned by Sixthone Corp. (“Sixthone”), was sold to an unaffiliated third party on January 13, 2020

Secondone, Thirdone and Fourthone were initially established under the laws of the Republic of the Marshall Islands, under the names SECONDONE CORP., THIRDONE CORP. and FOURTHONE CORP., respectively. In March and April 2018, these vessel-owning companies completed their re-domiciliation under the jurisdiction of the Republic of Malta and were renamed as mentioned above. For further information, please refer to Note 7.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Pyxis and its wholly-owned subsidiaries (collectively the “Company”), as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020.

All of the Company’s vessels are double-hulled and are engaged in the transportation of refined petroleum products and other liquid bulk items, such as organic chemicals and vegetable oils. The vessels Northsea Alpha and Northsea Beta are smaller tanker sister ships and Pyxis Malou, Pyxis Theta and Pyxis Epsilon, are medium-range tankers.

Prior to the consummation of the transactions discussed below, Mr. Valentios (“Eddie”) Valentis was the sole ultimate stockholder of Pyxis and the Vessel-owning companies, holding all of their issued and outstanding share capital through Maritime Investors Corp. (“Maritime Investors”). Maritime Investors owned directly 100% of Pyxis, Secondone and Thirdone, and owned indirectly (through the intermediate holding company PYXIS HOLDINGS INC. (“Holdings”)) 100% of Fourthone, Sixthone, Seventhone and Eighthone.

On March 25, 2015, Pyxis caused MARITIME TECHNOLOGIES CORP., a Delaware corporation (“Merger Sub”), to be formed as its wholly-owned subsidiary and to be a party to the agreement and plan of merger discussed below.

On April 23, 2015, Pyxis and Merger Sub entered into an agreement and plan of merger (the “Agreement and Plan of Merger”) (further amended on September 22, 2015) with among others, LOOKSMART LTD. (“LS”), a digital advertising solutions company listed on NASDAQ. Merger Sub served as the entity into which LS was merged in accordance with the Agreement and Plan of Merger (the “Merger”). Upon execution of the Agreement and Plan of Merger, Pyxis paid LS a cash consideration of $600.

Prior to the Merger, on October 26, 2015, Holdings and Maritime Investors transferred all of their shares in the Vessel-owning companies to Pyxis as a contribution in kind, at no consideration. Since there was no change in ultimate ownership or control of the business of the Vessel-owning companies, the transaction constituted a reorganization of companies under common control and was accounted for in a manner similar to a pooling of interests. Accordingly, upon the transfer of the assets and liabilities of the Vessel-owning companies, the financial statements of the Company were presented using combined historical carrying amounts of the assets and liabilities of the Vessel-owning companies.

On October 28, 2015, in accordance with the terms of the Agreement and Plan of Merger, LS, after having divested of its business and all of its assets and liabilities, merged with and into the Merger Sub, with Merger Sub surviving the Merger and continuing to be a wholly-owned subsidiary of Pyxis.

On October 28, 2015, the Merger was consummated and the Company’s shares commenced their listing on the NASDAQ Capital Markets thereafter.

Pyxis was both the legal and accounting acquirer of LS. The acquisition by Pyxis of LS was not an acquisition of an operating company as the business, assets and liabilities of LS were spun-off prior to the Merger. As such, for accounting purposes, the Merger between Merger Sub and LS was accounted for as a capital transaction rather than as a business combination.

PYXIS MARITIME CORP. (“Maritime”), a corporation established under the laws of the Republic of the Marshall Islands, which is beneficially owned by Mr. Valentis, provides certain ship management services to the Vessel-owning companies (Note 3).

With effect from the delivery of each vessel, the crewing and technical management of the vessels were contracted to INTERNATIONAL TANKER MANAGEMENT LTD. (“ITM”) with permission from Maritime. ITM is an unrelated third party technical manager, represented by its branch based in Dubai, UAE. Each ship-management agreement with ITM is in force until it is terminated by either party. The ship-management agreements can be cancelled either by the Company or ITM for any reason at any time upon three months’ advance notice.

Impact of COVID-19 on the Company’s Business

The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization, in 2020 has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and may continue to have negative effect on the Company’s business, financial performance and the results of its operations, including due to decreased demand for global seaborne refined petroleum products trade and related charter rates, the extent of which will depend largely on future developments. In light of COVID-19, the Company, as of December 31, 2020, evaluated whether there are conditions or events that cause substantial doubt about its ability to continue as a going concern. The Company reviewed its revenue concentration risk, the recoverability of its accounts receivable (i.e. credit risk) and tested its assets for potential impairment. As a result of this evaluation it has been determined that the only material impact of COVID-19 to the Company has been lower charter activity which has affected the entire industry and resulted in lower profitability and greater losses as well as in higher dry-docking costs. However, many of the Company’s estimates and assumptions, especially charter rates, require increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods.

As of December 31, 2020, Mr. Valentis beneficially owned approximately 79.6% of the Company’s common stock.